Commitments and Contingencies - Lease Commitments (Details) ft² in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) ft² location country	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Square feet of office space leased (in sqft) | ft²	1.5
Number of locations with leased office spaces | location	117
Number of countries with leased office spaces | country	54
Rent expense | $	$ 32	$ 26	$ 28